Notes relating to the consolidated statement of financial position - Shareholders’ capital (Details)																							1 Months Ended			12 Months Ended
	Dec. 18, 2017 shares	Dec. 15, 2017 EUR (€) shares	Dec. 14, 2017 $ / shares shares	Dec. 13, 2017 shares	Dec. 04, 2017 shares	Nov. 22, 2017 shares	Nov. 21, 2017 shares	Nov. 15, 2017 shares	Nov. 14, 2017 shares	Nov. 07, 2017 shares	Oct. 02, 2017 shares	Sep. 01, 2017 shares	Aug. 24, 2017 shares	May 19, 2017 EUR (€) shares	May 17, 2017 $ / shares shares	Oct. 17, 2016 shares	Sep. 26, 2016 shares	May 27, 2016 shares	Apr. 21, 2016 shares	Mar. 16, 2016 shares	Feb. 15, 2016 shares	Jan. 20, 2016 shares	Dec. 31, 2017 € / shares shares	Jun. 30, 2016 shares	Jan. 31, 2016 shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period																									15,802,767	20,126,479	15,802,767	15,705,112
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		666,000	4,440,000	4,440,000										879,750	5,865,000							1,480,420		2,703,000	1,480,420	5,106,000
Exercise of Options	9,850		666,000		65,380	7,730	53,092	40,750	4,260	950	1,400	15,000	5,000	879,750		15,000	70,000	33,092	10,000	10,000	2,200							97,655
Number of shares outstanding at end of period																							32,180,641			32,180,641	20,126,479	15,802,767
Share price | $ / shares			$ 52.00												$ 17.00
Number of shares on conversion															1											1
Gross proceeds from issue of shares | €		€ 225,600,000												€ 102,100,000
Underwriter discounts and commissions, and offering expenses | €		14,300,000												9,600,000
Expenses deducted from equity | €		14,100,000												8,900,000
Net proceeds | €		€ 211,300,000												€ 92,500,000
Par value per share | € / shares																							€ 0.1			€ 0.1	€ 0.1
Unissued authorized capital | €																											€ 4,500,000
Number of shares authorised																											45
Maximum authorized increase of then outstanding share capital (as a percent)																										20.00%
Period of outstanding share capital																										18 months
Maximum authorized increase in share capital | €																										€ 537,852.60
Maximum authorized increase in number of shares																										5,378,526
Number of shares covered by existing authorization																										272,526
Employee Stock Option
Disclosure of classes of share capital [line items]
Exercise of Options																							203,412				140,292
Private placement (Sunflower)
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option																											2,703,000